Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000173242 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173242 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000173242 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173242 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000173242 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000173242 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000173242 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173242 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000173242 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000173242 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000173242 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000173242 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173241 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000173241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000173241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000173241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000173241 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173241 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000173241 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000173241 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000173241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000173241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173570 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173570 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000173570 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173570 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000173570 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000173570 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000173570 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173570 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000173570 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000173570 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000173570 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000173570 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173569 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000173569 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000173569 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000173569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000173569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173569 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000173569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000173569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000173569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000173569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000070637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000070637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000070637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000070637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000070637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000070637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000070637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000070637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000070637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000070637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000012321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000012321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012321 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012320 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012320 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000012320 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000012320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012320 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012324 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000012324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000012324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000012322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000012322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%